Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	$ 3,249	$ 3,487	$ 3,125
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	36,154	35,252	32,676
Supplementary Insurance Information, Unearned premiums
Supplementary Insurance Information, Other policy claims and benefits payable
Supplementary Insurance Information, Premium revenue	635	531	484
Supplementary Insurance Information, Net investment income	1,825	1,844	1,825
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	2,319	2,162	2,007
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	575	65	299
Supplementary Insurance Information, Other operating expenses	863	830	777
Supplementary Insurance Information, Premiums written
IPS - Annuity [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	2,110	2,232	1,761
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	12,214	12,550	10,541
Supplementary Insurance Information, Unearned premiums
Supplementary Insurance Information, Other policy claims and benefits payable
Supplementary Insurance Information, Premium revenue	334	234	209
Supplementary Insurance Information, Net investment income	551	527	569
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	970	850	745
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	185	80	192
Supplementary Insurance Information, Other operating expenses	285	269	244
Supplementary Insurance Information, Premiums written
Retirement Plans Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	168	172	172
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	13,628	12,638	11,874
Supplementary Insurance Information, Unearned premiums
Supplementary Insurance Information, Other policy claims and benefits payable
Supplementary Insurance Information, Premium revenue
Supplementary Insurance Information, Net investment income	736	715	691
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	457	441	424
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	14	11	9
Supplementary Insurance Information, Other operating expenses	163	166	165
Supplementary Insurance Information, Premiums written
IPS - Life And NBSG [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	1,442	1,421	1,354
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	9,564	9,338	9,163
Supplementary Insurance Information, Unearned premiums
Supplementary Insurance Information, Other policy claims and benefits payable
Supplementary Insurance Information, Premium revenue	301	297	275
Supplementary Insurance Information, Net investment income	536	533	510
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	868	863	801
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	150	75	136
Supplementary Insurance Information, Other operating expenses	255	238	237
Supplementary Insurance Information, Premiums written
Corporate and Other Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	(471)	(338)	(162)
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	748	726	1,098
Supplementary Insurance Information, Unearned premiums
Supplementary Insurance Information, Other policy claims and benefits payable
Supplementary Insurance Information, Premium revenue
Supplementary Insurance Information, Net investment income	2	69	55
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	24	8	37
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	226	(101)	(38)
Supplementary Insurance Information, Other operating expenses	160	157	131
Supplementary Insurance Information, Premiums written